Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Summary of Lease Items Recognized in Combined Statements Of Financial Position
(a)
Items recognized in the combined statements of financial position

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Right-of-use assets
Office buildings	18,313	13,790
Charging stations	—	5,976
Total	18,313	19,766

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Lease liabilities
Current	3,935	7,067
Non-current	13,901	12,566
Total	17,836	19,633

Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss

The combined statements of loss and other comprehensive loss shows the following amounts relating to leases:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Office buildings	3,537	4,523
Charging stations	—	1,992
Interest expense (included in finance costs)	300	1,097
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	—	3,837
Total	3,837	11,449

Summary of Cash Out Flows in Financing Activity for Leases

The total cash outflows in financing activities for leases during the years ended December 31, 2020 and 2021 are as below:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Principal elements of lease payments	—	1,881
Related interest paid	—	193
Total	—	2,074

Summary of Right-of-use Assets

The carrying amounts of right-of-use assets are as below:

	Office buildings	Charging stations	Total
	(as restated)	(as restated)	(as restated)
	RMB’000	RMB’000	RMB’000

Year ended December 31, 2020
Opening net book amount	3,864	—	3,864
Additions	17,986	—	17,986
Depreciation charge	(3,537)	—	(3,537)
Closing net book amount	18,313	—	18,313
As of December 31, 2020
Cost	24,351	—	24,351
Accumulated depreciation	(6,038)	—	(6,038)
Net book value	18,313	—	18,313
Year ended December 31, 2021
Opening net book amount	18,313	—	18,313
Additions	—	7,968	7,968
Depreciation charge	(4,523)	(1,992)	(6,515)
Closing net book amount	13,790	5,976	19,766
As of December 31, 2021
Cost	24,351	7,968	32,319
Accumulated depreciation	(10,561)	(1,992)	(12,553)
Net book value	13,790	5,976	19,766